Net Loss per Common Share - Additional Information (Detail)	1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2011	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Reverse stock split of common shares, ratio	0.0714	0.333
Reverse stock split, description			In November 2013, the Company effected a 1:14 reverse stock split of all common shares outstanding. The calculation of weighted-average shares outstanding has been adjusted for this reverse split as if it had occurred on January 1, 2013.	In November 2013, the Company effected a 1:14 reverse stock split of all common shares outstanding. The calculation of weighted-average shares outstanding has been adjusted for this reverse split as if it had occurred on January 1, 2012.